Schedule of Related Parties Transaction (Details) - USD ($)	Jun. 30, 2023	Apr. 11, 2023	Jan. 27, 2023	Dec. 31, 2022	Nov. 29, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Related Party Transaction [Line Items]
Accrued liabilities - related parties
Accounts payable – related parties
Note payable principal – related parties	39,435			51,657			$ 254,487
Related Party [Member]
Related Party Transaction [Line Items]
Accrued liabilities - related parties
Accounts payable – related parties
Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Convertible notes principal – related parties	9,130,292					$ 4,150,000		$ 1,000,000
Discount on convertible notes - related parties	(3,820,629)					(1,844,186)		(935,019)
Outstanding principal balance	8,986,605	$ 17,961,798	$ 17,961,798		$ 17,961,798	2,475,000
Discount on notes - related parties	(39,769)
Accrued liabilities - related parties						268,021		71,077
Accounts payable – related parties						730,923		1,018,797
Total	6,651,457					2,748,964
Note payable principal – related parties						1,000		1,000
Accrued liabilities - related parties						76,927		18,000
Other receivable - related party								(21,711)
Theralink Technologies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Outstanding principal balance	836,966					350,000
Accrued liabilities - related parties	536,625					76,927		18,000
Accounts payable – related parties	7,972					16,223		3,714
Total						2,748,964		164,984
Note payable principal – related parties	$ 797,197					$ 350,000		$ 100,000